Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	58,948.99
Total Transaction Valuation	385,525,134
Total Offset Amount	58,948.99
Net Fee	$ 0